SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Oct. 01, 2019
Current assets:
Cash and cash equivalents	$ 11,867,130	$ 4,594,440
Accounts receivable, net	1,118,476	603,760
Bank acceptance receivable	11,498,075	5,476,707
Inventories, net	11,994,471	12,522,884
Advances to suppliers, net	491,827	958,005
Other current assets	547,443	813,932
Total current assets	37,517,422	24,969,728
Property and equipment, net	7,419,028	7,665,322
Intangible assets, net	1,881,722	1,834,130
Long term investment	540,517	539,680
Long term security deposits	179,325
Right of use assets-lease	243,874			$ 163,000
Deferred tax assets	361,250	259,384
Total assets	48,143,138	35,268,244
Current liabilities:
Bank loans	7,349,375	4,903,128
Accounts payable	4,377,712	3,570,148
Advance from customers	3,511,198	1,911,748
Advance from customers - related parties	33,152	2,171
Deferred government grants - current	384,802	391,142
Taxes payable	1,383,182	347,930
Operating lease liabilities, current	82,468
Accrued expenses and other payables	1,301,882	531,713
Total current liabilities	18,423,771	11,657,980
Operating lease liabilities, long term	155,723
Deferred government grants - noncurrent	722,137	972,338
Total liabilities	19,301,631	12,630,318
Net revenue	50,033,200	46,096,684	$ 50,369,013
Net income	4,940,441	5,908,479	5,202,609
Net cash provided by (used in) operating activities	5,076,014	(580,197)	4,438,015
Net cash used in investing activities	(375,592)	(666,629)	(1,386,080)
Net cash provided by financing activities	2,140,503	373,650	(3,116,213)
Effect of exchange rate on cash	431,765	(157,163)	(181,798)
Net increase (decrease) in cash and cash equivalents	7,272,690	(1,030,339)	(246,076)
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	5,493,215	4,594,440
Accounts receivable, net	660,398	603,760
Bank acceptance receivable	11,460,512	5,476,707
Inventories, net	11,994,471	12,522,884
Advances to suppliers, net	465,755	958,005
Other current assets	535,981	813,932
Total current assets	30,610,332	24,969,728
Property and equipment, net	7,395,965	7,665,322
Intangible assets, net	1,881,722	1,834,130
Long term investment	540,517	539,680
Long term security deposits	179,325
Right of use assets-lease	134,511
Deferred tax assets	361,250	259,384
Total assets	41,103,622	35,268,244
Current liabilities:
Bank loans	7,349,375	4,903,128
Accounts payable	3,958,804	3,570,148
Advance from customers	3,511,198	1,911,748
Advance from customers - related parties	33,152	2,171
Deferred government grants - current	384,802	391,142
Taxes payable	1,322,354	347,930
Operating lease liabilities, current	22,354
Accrued expenses and other payables	1,301,881	531,713
Total current liabilities	17,883,920	11,657,980
Operating lease liabilities, long term	124,406
Deferred government grants - noncurrent	722,137	972,338
Total liabilities	18,730,463	12,630,318
Net revenue	46,731,913	46,096,684	50,369,013
Net income	4,936,357	5,908,479	5,202,609
Net cash provided by (used in) operating activities	4,131,468	(580,197)	4,438,015
Net cash used in investing activities	(5,648,762)	(666,629)	(1,386,080)
Net cash provided by financing activities	2,140,503	373,650	(3,116,213)
Effect of exchange rate on cash	275,566	(157,163)	(181,798)
Net increase (decrease) in cash and cash equivalents	$ 898,775	$ (1,030,339)	$ (246,076)